REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	€ 39,944	€ 29,975
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			€ 70,497	€ 61,583
Online Sports Betting [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	23,470	16,573
Online Sports Betting [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			39,719	42,678
Online Casino Wagering [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	€ 16,474	€ 13,402
Online Casino Wagering [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			€ 30,778	€ 18,905